UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21652

Fiduciary/Claymore MLP Opportunity Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

Fiduciary/Claymore MLP Opportunity Fund

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: August 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Fiduciary/Claymore MLP Opportunity Fund

Portfolio of Investments

August 31, 2005 (unaudited)

Number of Shares		Value
	Master Limited Partnerships and MLP Affiliates - 146.7%
	Coal - 14.1%
357,800	Alliance Resource Partners, L.P.	$32,892,554
214,700	Natural Resource Partners, L.P.	13,204,050
143,000	Penn Virginia Resource Partners, L.P.	7,211,490

		53,308,094

	Midstream Energy Infrastructure - 121.7%
129,300	Atlas Pipeline Partners, L.P.	6,088,737
194,526	Buckeye Partners, L.P.	9,191,354
892,857	Clearwater Natural Resources, L.P. (Acquired 8/01/05, Cost $17,857,143) (a)(b)	17,857,143
213,400	Copano Energy, L.L.C.	8,427,166
140,047	Copano Energy, L.L.C. (Acquired 8/01/05, Cost $3,967,527) (a)(b)	5,419,819
492,955	Copano Energy, L.L.C. - Class B (Acquired 8/01/05, Cost $13,583,368) (a)(b)	18,589,333
345,000	Crosstex Energy, L.P.	14,531,400
746,400	Enbridge Energy Partners, L.P.	40,260,816
1,620,580	Energy Transfer Partners, L.P.	59,945,254
964,300	Enterprise GP Holdings, L.P. (c)	30,761,170
986,578	Enterprise Products Partners, L.P.	23,954,114
156,900	Hiland Partners, L.P.	6,040,650
59,450	Holly Energy Partners, L.P.	2,493,928
600,000	Holly Energy Partners, L.P. (Acquired 7/08/05, Cost $24,401,000) (a)(b)	23,598,000
372,700	Kinder Morgan Energy Partners, L.P.	19,048,697
415,657	Kinder Morgan Management, L.L.C. (d)	19,776,960
1,415,660	Magellan Midstream Partners, L.P.	46,716,780
347,826	Magellan Midstream Partners, L.P. (Acquired 4/13/05, Cost $9,757,547) (a)(b)	11,095,649
186,250	Markwest Energy Partners, L.P.	9,293,875
312,800	Northern Border Partners, L.P.	14,967,480
145,900	Pacific Energy Partners, L.P.	4,782,602
441,200	Plains All American Pipeline, L.P.	20,670,220
42,700	Sunoco Logistics Partners, L.P.	1,659,322
377,000	TEPPCO Partners, L.P.	15,592,720
77,025	TransMontaigne Partners, L.P.	1,994,947
313,095	Valero, L.P.	18,168,903
426,400	Williams Partners, L.P. (c)	11,077,872

		462,004,911

	Propane - 8.9%
158,200	AmeriGas Partners, L.P.	5,211,108
49,100	Ferrellgas Partners, L.P.	1,076,272
414,700	Inergy Holdings, L.P. (c)	12,839,112
496,800	Inergy, L.P.	14,789,736

		33,916,228

	Shipping - 2.0%
39,100	K-Sea Transportation Partners, L.P.	1,565,955
18,900	Martin Midstream Partners, L.P.	574,182
36,000	Teekay LNG Partners, L.P. (Marshall Island)	1,146,600
165,700	U.S. Shipping Partners, L.P.	4,270,089

		7,556,826

	Total Master Limited Partnerships and MLP Affiliates (Cost $481,828,997)	556,786,059
	Incentive Distribution Rights - 0.0%
43	Clearwater Natural Resources, L.P. (Acquired 8/01/05, Cost $0) (a)(b)(c)	—

	Total Investments - 146.7% (Cost $481,828,997)	556,786,059
	Borrowings Outstanding - (39.5% of Net Assets or 26.9% of Total Investments)	(150,000,000)
	Liabilities in Excess of Other Assets - (7.2%)	(27,307,704)

	Net Assets - 100.0%	$379,478,355

L.L.C. - Limited Liability Corporation

L.P. - Limited Partnership

MLP	- Master Limited Partnership

(a)	Security is restricted and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, restricted securities’ aggregate market value amounted to $69,566,585 or 18.3% of net assets.

(b)	Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $76,559,944 which represents 20.2% of net assets.

(c)	Non-income producing security.

(d)	While non-income producing, security makes regular in-kind distributions.

See previously submitted notes to financial statements for the period ended May 31, 2005.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund

By:	/S/ NICHOLAS DALMASO
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ NICHOLAS DALMASO
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 24, 2005

By:	/S/ STEVEN M. HILL
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	October 24, 2005